Document And Entity Information	Sep. 27, 2024
Document Information Line Items
Entity Registrant Name	Tectonic Financial, Inc.
Trading Symbol	TECTP
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001766526
Document Period End Date	Sep. 27, 2024
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	TX
Entity File Number	001-38910
Entity Tax Identification Number	82-0764846
Entity Address, Address Line One	16200 Dallas Parkway, Suite 190
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	(972)
Local Phone Number	720-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Series B preferred stock, par value $0.01 per share
Security Exchange Name	NASDAQ